Provisions - Sensitivity Analysis Used in Individual Suspension Plan (Details) - Individual Suspension Plan - Discount rate € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on value	€ (147)
Impact on income statement	(147)
Impact on value	138
Impact on income statement	€ 138